Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill [Roll Forward]
Beginning balance	¥ 2,725,130,000		¥ 2,338,303,000
Additions (Note 25)			386,827,000
Ending balance	2,725,130,000	$ 383,827	2,725,130,000	¥ 2,338,303,000
Impairment charge recognized	¥ 0		¥ 0	¥ 0